Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Equity Awards
Our executive compensation program has not historically included awards of stock options. Accordingly, we have no policy, program, practice, or plan pertaining to the timing of stock option grants with respect to the release of material non-public
information. We also have not timed the release of material
non-public
information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	Our executive compensation program has not historically included awards of stock options. Accordingly, we have no policy, program, practice, or plan pertaining to the timing of stock option grants with respect to the release of material non-public
information. We also have not timed the release of material
non-public
information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false